Regulatory Assets, Liabilities, And Balancing Accounts	12 Months Ended
Dec. 31, 2012
Regulatory Assets, Liabilities, And Balancing Accounts

NOTE 3: REGULATORY ASSETS, LIABILITIES, AND BALANCING ACCOUNTS

Regulatory Assets

Current Regulatory Assets

At December 31, 2012 and 2011, the Utility had current regulatory assets of $564 million and $1,090 million, respectively.  At December 31, 2012, current regulatory assets consisted primarily of $230 million of the current portion of the price risk management regulatory asset, $62 million of the current portion of the Utility's retained generation regulatory assets, and $54 million of the current portion of the electromechanical meters regulatory asset, each of which is expected to be recovered over the next year.  (See “Long-Term Regulatory Assets” below.)

Long-Term Regulatory Assets

Long-term regulatory assets are composed of the following:

	Balance at December 31,
(in millions)	2012	2011
Pension benefits	$3,275	$2,899
Deferred income taxes	1,627	1,444
Utility retained generation	552	613
Environmental compliance costs	604	520
Price risk management	210	339
Electromechanical meters	194	247
Unamortized loss, net of gain, on reacquired debt	141	163
Other	206	281
Total long-term regulatory assets	$6,809	$6,506

The regulatory asset for pension benefits represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP and also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets.  (See Note 12 below.)

The regulatory asset for deferred income taxes represents deferred income tax benefits previously passed through to customers.  The CPUC requires the Utility to pass through certain tax benefits to customers by reducing rates, thereby ignoring the effect of deferred taxes.  Based on current regulatory ratemaking and income tax laws, the Utility expects to recover the regulatory asset over the average plant depreciation lives of one to 45 years.

In connection with the Chapter 11 Settlement Agreement, the CPUC authorized the Utility to recover $1.2 billion of costs related to the Utility's retained generation assets.  The individual components of these regulatory assets are being amortized over the respective lives of the underlying generation facilities, consistent with the period over which the related revenues are recognized.  The weighted average remaining life of the assets is 12 years.

The regulatory asset for environmental compliance costs represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP.  The Utility expects to recover these costs over the next 32 years, as the environmental compliance work is performed.  (See Note 15 below.)

The regulatory asset for price risk management represents the unrealized losses related to price risk management derivative instruments expected to be recovered as they are realized over the next 10 years as part of the Utility's energy procurement costs.  (See Note 10 below.)

The regulatory asset for electromechanical meters represents the expected future recovery of the net book value of electromechanical meters that were replaced with SmartMeter™ devices.  The Utility expects to recover the regulatory asset over the next four years.

The regulatory asset for unamortized loss, net of gain, on reacquired debt represents the expected future recovery of costs related to debt reacquired or redeemed prior to maturity with associated discount and debt issuance costs.  These costs are expected to be recovered over the next 14 years, which is the remaining amortization period of the reacquired debt.

In general, the Utility does not earn a return on regulatory assets if the related costs do not accrue interest.  Accordingly, the Utility earns a return only on its regulatory assets for retained generation, regulatory assets for electromechanical meters, and regulatory assets for unamortized loss, net of gain, on reacquired debt.

Regulatory Liabilities

Current Regulatory Liabilities

At December 31, 2012 and 2011, the Utility had current regulatory liabilities of $337 million and $161 million, respectively, consisting of amounts that it expects to refund to customers over the next 12 months. At December 31, 2012 current regulatory liabilities primarily included $158 million of ERB over collections, $84 million of proceeds from a greenhouse gas (“GHG”) emission auction to comply with California Air Resources Board requirements, and electricity supplier settlement agreements of $50 million (See Note 13 below).  Current regulatory liabilities are included within current liabilities - other in the Consolidated Balance Sheets.

Long-Term Regulatory Liabilities

Long-term regulatory liabilities are composed of the following:

	Balance at December 31,
(in millions)	2012	2011
Cost of removal obligations	$3,625	$3,460
Recoveries in excess of AROs	620	611
Public purpose programs	590	499
Other	253	163
Total long-term regulatory liabilities	$5,088	$4,733

The regulatory liability for cost of removal obligations represents the cumulative differences between asset removal costs recorded and amounts collected in rates for expected asset removal costs.

The regulatory liability for recoveries in excess of AROs represents the cumulative differences between ARO expenses and amounts collected in rates primarily for the decommissioning of the Utility's nuclear generation facilities.  Decommissioning costs recovered through rates are primarily placed in nuclear decommissioning trusts.  This regulatory liability also represents the deferral of realized and unrealized gains and losses on the nuclear decommissioning trust investments.  (See Note 11 below.)

The regulatory liability for public purpose programs represents amounts received from customers designated for public purpose program costs expected to be incurred beyond the next 12 months, primarily related to energy efficiency programs designed to encourage the manufacture, design, distribution, and customer use of energy efficient appliances and other energy-using products, the California Solar Initiative program to promote the use of solar energy in homes and commercial, industrial, and agricultural properties, and the Self-Generation Incentive program to promote distributed generation technologies installed on the customer's side of the utility meter.

Regulatory Balancing Accounts

The Utility's current regulatory balancing accounts represent the amounts expected to be collected from or refunded to customers through authorized rate adjustments over the next 12 months.  Regulatory balancing accounts that the Utility does not expect to collect or refund over the next 12 months are included in other noncurrent assets - regulatory assets or noncurrent liabilities - regulatory liabilities, respectively, in the Consolidated Balance Sheets.

Current Regulatory Balancing Accounts, Net

	Receivable (Payable)
	Balance at December 31,
(in millions)	2012	2011
Distribution revenue adjustment mechanism	$219	$223
Utility generation	117	241
Hazardous substance	56	57
Public purpose programs	(83)	97
Gas fixed cost	44	16
Energy recovery bonds	(43)	(105)
Energy procurement	77	(48)
Department of Energy Settlement	(250)	-
Other	165	227
Total regulatory balancing accounts, net	$302	$708

The distribution revenue adjustment mechanism balancing account is used to record and recover the authorized electric distribution revenue requirements and certain other electric distribution-related authorized costs.  The utility generation balancing account is used to record and recover the authorized revenue requirements associated with Utility-owned electric generation, including capital costs and related non-fuel operating and maintenance expenses.  The recovery of these revenue requirements is decoupled from the volume of sales; therefore, the Utility recognizes revenue evenly over the year, even though the level of cash collected from customers fluctuates depending on the volume of electricity sales.  During the colder months of winter, there is generally an under-collection in these balancing accounts due to a lower volume of electricity sales and lower rates.  During the warmer months of summer, there is generally an over-collection due to a higher volume of electricity sales and higher rates.

The hazardous substance balancing accounts are used to record and recover hazardous substance remediation costs that are eligible for recovery through a CPUC-approved ratemaking mechanism.  (See Note 15 below.)

The public purpose programs balancing accounts are primarily used to record and recover the authorized revenue requirements associated with administering public purpose programs, as well as incentive awards earned by the Utility for achieving regulatory targets in the customer energy efficiency programs.  The public purpose programs primarily consist of energy efficiency programs, low-income energy efficiency programs, demand response programs, research, development, and demonstration programs, and renewable energy programs.

The gas fixed-cost balancing account is used to record and recover authorized gas distribution revenue requirements and certain other authorized gas distribution-related costs.  Similar to the utility generation and the distribution revenue adjustment mechanism balancing accounts discussed above, the recovery of these revenue requirements is decoupled from the volume of sales; therefore, the Utility recognizes revenue evenly over the year, even though the level of cash collected from customers fluctuates depending on the volume of gas sales.  During the colder months of winter, there is generally an over-collection in this balancing account primarily due to higher natural gas sales.  During the warmer months of summer, there is generally an under-collection primarily due to lower natural gas sales.

The ERBs balancing account is used to record and refund to customers the net refunds, claim offsets, and other credits received by the Utility from electricity suppliers related to Chapter 11 disputed claims and to record and recover authorized ERB servicing costs.  (See Note 13 below.)

The Utility is generally authorized to recover 100% of its prudently incurred electric energy procurement costs.  The Utility tracks energy procurement costs in balancing accounts and files annual forecasts of energy procurement costs that it expects to incur over the following year.  The Utility's energy rates are set to recover such expected costs.

The Department of Energy balancing account is used to record and refund to customers the amounts received from the U.S. Department of Energy (“DOE”) during 2012 for a settlement agreement related to spent nuclear fuel storage costs incurred by the Utility.